Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statement of comprehensive income [abstract]
Net Income		$ 5,450	$ 5,350	$ 4,631
Net change in unrealized gains (losses) on fair value through OCI securities
Unrealized (losses) on fair value through OCI debt securities arising during the year	[1]	(251)
Unrealized gains on available-for-sale securities arising during the year	[2]		95	151
Reclassification to earnings of (gains) in the year	[3]	(65)	(87)	(28)
Other comprehensive income net of tax available for sale financial assets		(316)	8	123
Net change in unrealized (losses) on cash flow hedges
(Losses) on derivatives designated as cash flow hedges arising during the year	[4]	(1,228)	(839)	(26)
Reclassification to earnings of losses on derivatives designated as cash flow hedges	[5]	336	61	10
Other comprehensive income net of tax cash flow hedges		(892)	(778)	(16)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		417	(885)	213
Unrealized gains (losses) on hedges of net foreign operations	[6]	(155)	23	41
Other comprehensive income, net of taxes, translation of net foreign operations		262	(862)	254
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	[7]	261	420	(422)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value (Note 1)	[8]	(24)	(148)	(153)
Items that will not be reclassified to net income		237	272	(575)
Other Comprehensive (Loss), net of taxes (Note 22)		(709)	(1,360)	(214)
Total Comprehensive Income		4,741	3,990	4,417
Attributable to:
Bank shareholders		4,741	3,988	4,408
Non-controlling interest in subsidiaries			2	9
Total Comprehensive Income		$ 4,741	$ 3,990	$ 4,417

[1]	Net of income tax recovery of $69 million, na and na for the year ended, respectively.
[2]	Net of income tax (provision) of na, $(21) million and $(64) million for the year ended, respectively.
[3]	Net of income tax provision of $23 million, $36 million and $11 million for the year ended, respectively.
[4]	Net of income tax (provision) recovery of $432 million, $322 million and $(4) million for the year ended, respectively.
[5]	Net of income tax (recovery) of $(121) million, $(21) million and $(6) million for the year ended, respectively.
[6]	Net of income tax (provision) recovery of $56 million, $(8) million and $(10) million for the year ended, respectively.
[7]	Net of income tax (provision) recovery of $(111) million, $(157) million and $156 million for the year ended, respectively.
[8]	Net of income tax recovery of $6 million, $53 million and $55 million for the year ended, respectively.